Organization and Principal Activities - Financial Information of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 137,996		¥ 281,166		$ 21,149
Restricted cash	511		1,816		78
Accounts receivable, net	5,892		7,360		903
Prepayments and other current assets	58,272		86,787		8,931
Total current assets	293,720		646,772		45,015
Non-current assets
Property and equipment, net	30,074		71,637		4,609
Operating lease, right of use asset	82,488		155,525		12,642
Other non-current assets	5,866		8,447		899
Deferred tax assets	13,547		15,336		2,076
Total non-current assets	152,027		272,405		23,299
Total assets	445,747		919,177		68,314
Current liabilities
Accounts payable	83,576		137,684		12,809
Deferred revenue, current	689,325		695,971		105,644
Salary and welfare payable	132,433		153,969		20,296
Tax payable	77,327		74,340		11,851
Operating lease liability, current	31,845		37,009		4,880
Total current liabilities	1,033,888		1,114,417		158,450
Deferred revenue, non-current	56,905				8,721
Operating lease liability, non-current	56,903		117,124		8,721
Total non-current liabilities	124,422		129,565		19,069
Total liabilities	1,158,310		1,243,982		177,519
Net revenues	972,628	$ 149,062	1,023,213	¥ 637,224
Net loss	(394,827)	(60,508)	(574,781)	(488,066)
Net cash provided by/(used in) operating activities	(302,598)	(46,375)	(148,164)	(112,942)
Net cash used in investing activities	164,667	25,236	100,246	(417,716)
Net cash provided by financing activities	4,285	657	(16,344)	443,978
Net increase/(decrease) in cash, cash equivalents and restricted cash	(133,646)	$ (20,482)	(64,262)	(86,680)
Variable Interest Entities [Member]
Current assets
Cash and cash equivalents	37,673		137,364
Restricted cash	20		100
Accounts receivable, net	5,892		7,360
Amounts due from inter-company entities	4,254		3,258
Prepayments and other current assets	36,298		60,942
Total current assets	84,137		209,024
Non-current assets
Property and equipment, net	15,773		34,815
Operating lease, right of use asset			113,616		$ 48,862
Other non-current assets	3,510		6,023
Deferred tax assets	13,547		15,336
Total non-current assets	81,692		169,790
Total assets	165,829		378,814
Current liabilities
Accounts payable	50,443		91,896
Amounts due to inter-company entities	169,717		219,744
Deferred revenue, current	689,325		695,971
Salary and welfare payable	56,946		73,946
Tax payable	48,058		46,823
Operating lease liability, current	19,465		29,119
Accrued liabilities and other current liabilities	16,405		11,938
Total current liabilities	1,050,359		1,169,437
Deferred revenue, non-current	56,905		0
Operating lease liability, non-current	32,933		83,282
Other non-current liabilities	2,380		1,000
Total non-current liabilities	92,218		84,282
Total liabilities	1,142,577		1,253,719
Net revenues	972,628		1,023,213	637,034
Net loss	(101,843)		(298,596)	(387,668)
Net cash provided by/(used in) operating activities	(98,741)		109,999	48,285
Net cash used in investing activities	(1,030)		(31,603)	(15,538)
Net cash provided by financing activities	0		1,000	5,055
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (99,771)		¥ 79,396	¥ 37,802